Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 2,199	$ 3,762	$ 4,069
Other comprehensive income (loss), net of tax:
Unrealized holding gain (loss) arising during the year, net of tax effect	5,130	(10,568)	3,348
Unrealized gain (loss) on derivatives	237	248	113
Reclassification adjustment for gains and OTTI losses included in net income	(381)	(832)	(1,104)
Comprehensive income (loss)	$ 7,185	$ (7,390)	$ 6,426